Investment Objectives and Goals	Apr. 10, 2026
ANFIELD ENHANCED MARKET STRATEGY ETF
Prospectus [Line Items]
Risk/Return [Heading]	ANFIELD ENHANCED MARKET STRATEGY ETF
Objective, Primary [Text Block]	Investment Objective: The investment objective of Anfield Enhanced Market Strategy ETF (the “Enhanced Market Strategy Fund” or the “Fund”) is capital appreciation.
ANFIELD UNIVERSAL FIXED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	ANFIELD UNIVERSAL FIXED INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Anfield Universal Fixed Income ETF (the “Universal Fixed Income Fund” or the “Fund”) seeks current income.
ANFIELD DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	ANFIELD DYNAMIC FIXED INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Anfield Dynamic Fixed Income ETF (the “Dynamic Fixed Income Fund” or the “Fund”) seeks to provide total return
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.
ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Prospectus [Line Items]
Risk/Return [Heading]	ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Anfield U.S. Equity Sector Rotation ETF (the “U.S. Equity Sector Fund” or the “Fund”) seeks to provide total capital appreciation.
REGENTS PARK HEDGED MARKET STRATEGY ETF
Prospectus [Line Items]
Risk/Return [Heading]	REGENTS PARK HEDGED MARKET STRATEGY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Regents Park Hedged Market Strategy ETF (the “Hedged Market Strategy Fund” or the “Fund”) seeks to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk.